Income Taxes (Details) - USD ($)	9 Months Ended			12 Months Ended
	Mar. 31, 2024		Mar. 31, 2023	Jun. 30, 2023		Jun. 30, 2022
Income Taxes [Line Items]
Effective income tax rate reconciliation, percent				(0.80%)		(0.10%)
Deferred tax valuation allowance (in Dollars)	$ 1,661,488			$ 1,177,486		$ 324,144
Effective income tax rate reconciliation, tax contingency, foreign, percent	50.00%			50.00%
Operating loss carryforwards, limitations on use	ten consecutive years			ten consecutive years
Deferred tax valuation allowance (in Dollars)	$ 5,401,789			$ 4,927,995		3,031,546
Valuation allowance amount (in Dollars)	7,219,680	[1]		6,175,896	[1],[2]	3,683,567	[2]
Domestic Tax Jurisdiction [Member]
Income Taxes [Line Items]
Net operating losses (in Dollars)	$ 7,911,847			5,607,076
Effective income tax rate reconciliation, percent	80.00%
Deferred tax valuation allowance (in Dollars)	$ 1,661,488			$ 1,177,486		324,144
Effective income tax rate reconciliation tax controlled from foreign	35.00%			35.00%
Effective income tax rate reconciliation, GILTI, percent	10.50%			10.50%
Effective income tax rate reconciliation, deduction, percent	50.00%			50.00%
Effective income tax rate reconciliation, change in enacted tax rate, percent	21.00%			21.00%
Effective income tax rate reconciliation, tax credit, foreign, percent	80.00%			80.00%
Effective income tax rate reconciliation, tax contingency, foreign, percent	13.125%			13.125%
Foreign Tax Jurisdiction [Member]
Income Taxes [Line Items]
Net operating losses (in Dollars)	$ 22,507,454			$ 12,344,728
Effective income tax rate reconciliation, percent	24.00%			24.00%
Effective income tax rate reconciliation, tax credit, foreign, percent	80.00%			80.00%
Deferred tax valuation allowance (in Dollars)	$ 5,401,789			$ 4,927,995		3,031,546
Deferred Tax Assets [Member]
Income Taxes [Line Items]
Valuation allowance amount (in Dollars)	$ 1,042,990		$ 1,665,893
Valuation allowance amount (in Dollars)				$ 2,492,329		$ 1,870,243

[1]	Change in valuation allowance was amounted to $1,042,990 and $1,665,893 for the nine months ended March 31, 2024 and 2023, respectively.
[2]	Change in valuation allowance was amounted to $2,492,329 and $1,870,243 for the years ended June 30, 2023 and 2022, respectively.